Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
6. Property, Plant and Equipment
Property, plant and equipment consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Land	$15,414	$12,312
Buildings and improvements	35,592	29,763
Machinery, equipment, furniture and fixtures	83,729	80,062

Total	134,735	122,137
Less: accumulated depreciation and amortization	(57,780)	(49,963)

Total	$76,955	$72,174

For the three and nine months ended September 30, 2024 there were sales of property, plant and equipment of $0.3 million which is included in capital expenditures. There were no sales of property, plant and equipment during the three and nine months ended September 30, 2023.

6. Property, Plant and Equipment
Property, plant and equipment consisted of the following (in thousands):

	December 31,
	2023	2022
Land	$12,312	$12,312
Buildings and improvements	29,763	24,252
Machinery, equipment, furniture and fixtures	80,062	67,045

Total	122,137	103,609
Less: accumulated depreciation and amortization	(49,963)	(40,088)

Total	$72,174	$63,521

For the years ended December 31, 2023 and 2022, there were no sales of property, plant and equipment.